OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

February 2, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington DC 20549

Re:	Oppenheimer Rochester Intermediate Term Municipal Fund

Reg. No. 333- 147208; File No. 811-22142

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2015.

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

(212) 323-0310

tedwards@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Edward Gizzi, Esq.
Gloria LaFond